Note 13 - Employees' Postretirement Benefits and Other Benefits, Net periodic benefit cost (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Defined- Benefits
Net periodic benefit cost includes:
Service cost-benefits earned during the period	$ 124	$ 118
Interest cost on projected benefit obligation	1,983	1,456
Expected return on plan assets	(1,772)	(1,237)
Amortization of net actuarial loss	34	30
Periodic benefit cost before employees contributions	369	367
Employees' contributions	(127)	(109)
Net periodic benefit cost	242	258
Variable Contribution
Net periodic benefit cost includes:
Service cost-benefits earned during the period	99	42
Interest cost on projected benefit obligation	27	16
Expected return on plan assets	(12)	(8)
Amortization of net actuarial loss	6	4
Periodic benefit cost before employees contributions	120	54
Employees' contributions	(1)	(12)
Net periodic benefit cost	119	42
Health Care Benefit
Net periodic benefit cost includes:
Service cost-benefits earned during the period	79	55
Interest cost on projected benefit obligation	497	369
Expected return on plan assets	0	0
Amortization of net actuarial loss	16	1
Periodic benefit cost before employees contributions	592	425
Employees' contributions	0	0
Net periodic benefit cost	$ 592	$ 425